Plant and Equipment (Tables)	9 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment [Table Text Block]
	December 31, 2025	March 31, 2025
Equipment	$634,888	$312,231
Land	8,367	2,244
Building	154,676	103,032
Total	797,931	417,507
Accumulated depreciation	(328,606)	(214,659)
Net carrying value	$469,325	$202,848